Income Taxes (Combined effects of income tax expense exemption and other preferential tax benefits) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥) ¥ / shares
Income Taxes [Abstract]
Preferential tax rate effect	¥ 9,878	$ 1,423	¥ 10,073	¥ 41,157
Basic net income per share effect | (per share)	¥ 0.02	$ 0.002	¥ 0.02	¥ 0.07